Market Risk Benefits - Rollforward of Balances for Variable Annuity Products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Variable Annuities
Market Risk Benefit [Line Items]
Balance, beginning of period	$ 796,913	$ 1,205,571
Effect of cumulative changes in non-performance risk	21,123	60,792
Balance, beginning of period, before effect of changes in non-performance risk	818,036	1,266,363
Attributed fees collected	117,867	129,583
Claims paid	(3,456)	(199)
Interest accrual	12,950	2,200
Actual in force different from expected	10,199	934
Effect of changes in interest rates	(642,920)	(324,926)
Effect of changes in equity markets	266,177	(235,734)
Effect of assumption update	(17,430)	(20,185)
Effect of changes in current period counterparty non-performance risk	0	0
Balance, end of period, before effect of changes in non-performance risk	561,423	818,036
Effect of cumulative changes in non-performance risk	(163,169)	(21,123)
Balance, end of period	398,254	796,913
Reinsured Market Risk Benefit
Market Risk Benefit [Line Items]
Balance, beginning of period	(796,913)	(1,205,571)
Effect of cumulative changes in non-performance risk	0	0
Balance, beginning of period, before effect of changes in non-performance risk	(796,913)	(1,205,571)
Attributed fees collected	(117,867)	(129,583)
Claims paid	3,456	199
Interest accrual	(12,950)	(2,200)
Actual in force different from expected	(10,199)	(934)
Effect of changes in interest rates	642,920	324,926
Effect of changes in equity markets	(266,177)	235,734
Effect of assumption update	17,430	20,185
Effect of changes in current period counterparty non-performance risk	142,046	(39,669)
Balance, end of period, before effect of changes in non-performance risk	(398,254)	(796,913)
Effect of cumulative changes in non-performance risk	0	0
Balance, end of period	(398,254)	(796,913)
Variable Annuities Net of Reinsurance
Market Risk Benefit [Line Items]
Balance, beginning of period	0	0
Effect of cumulative changes in non-performance risk	21,123	60,792
Balance, beginning of period, before effect of changes in non-performance risk	21,123	60,792
Attributed fees collected	0	0
Claims paid	0	0
Interest accrual	0	0
Actual in force different from expected	0	0
Effect of changes in interest rates	0	0
Effect of changes in equity markets	0	0
Effect of assumption update	0	0
Effect of changes in current period counterparty non-performance risk	142,046	(39,669)
Balance, end of period, before effect of changes in non-performance risk	163,169	21,123
Effect of cumulative changes in non-performance risk	(163,169)	(21,123)
Balance, end of period	$ 0	$ 0